Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Description of Business
Description of Business

1. Description of Business

Rush Street Interactive, Inc. is a holding company organized under the laws of the State of Delaware and, through its main operating subsidiary, Rush Street Interactive, LP and its subsidiaries (collectively, “RSILP”), is a leading online gaming company that provides online casino and sports betting in the U.S. and Latin America markets. Rush Street Interactive, Inc. and its subsidiaries (including RSILP) are collectively referred to as “RSI” or the “Company.”  The Company is headquartered in Chicago, IL.

On December 29, 2020, dMY Technology Group, Inc. (“dMY”), a special purpose acquisition company incorporated in Delaware on September 27, 2019, completed the acquisition of certain units of RSILP pursuant to a Business Combination Agreement, dated as of July 27, 2020 (as amended and restated on October 9, 2020, as further amended on December 4, 2020), (the “Business Combination Agreement”), between RSILP, the sellers set forth on the signature pages thereto (collectively, the “Sellers” and each, a “Seller”), dMY Sponsor, LLC, a Delaware limited liability company (the “Sponsor”), and Rush Street Interactive GP, LLC, a Delaware limited liability company, in its capacity as the Sellers’ Representative (in such capacity, the “Sellers’ Representative”).

In connection with the closing (the “Closing”) of the  transactions described in the Business Combination Agreement (the “Business Combination”), the Company was reorganized in an umbrella partnership-C corporation, or UP-C, structure, in which substantially all of the assets of the combined company are held by RSILP and the Company’s only assets are its equity interests in RSILP (which are held indirectly through wholly-owned subsidiaries of the Company – RSI ASLP, Inc. (the “Special Limited Partner”) and RSI GP, LLC (“RSI GP”), which is the general partner of RSILP). As of the Closing, the Company owned, indirectly through the Special Limited Partner, approximately 23.1% of the Common Units of RSILP (“RSILP Units”) and controls RSILP through RSI GP, and the Sellers owned approximately 76.9% of the RSILP Units and control the Company through their ownership of the Class V Common Stock, par value $0.0001 per share, of the Company (the “Class V Common Stock”). Upon consummation of the Business Combination, dMY changed its name to “Rush Street Interactive, Inc.” As of March 31, 2021, the Company and the Sellers owned approximately 27.0% and 73.0% of the RSILP Units, respectively.

Impact of COVID-19

The COVID-19 pandemic has adversely impacted global commercial activity, disrupted supply chains and contributed to significant volatility in financial markets. In 2020 and continuing into 2021, the COVID-19 pandemic continued to adversely impact many different industries. The ongoing COVID-19 pandemic could have a continued material adverse impact on economic and market conditions and trigger a period of global economic slowdown. The rapid development and fluidity of this situation precludes any prediction as to the extent and the duration of the impact of COVID-19. The COVID-19 pandemic therefore presents material uncertainty and risk with respect to the Company and its performance and could affect its financial results in a materially adverse way.

The COVID-19 pandemic has significantly impacted RSI. The direct impact, beyond disruptions in normal business operations, is primarily through the change in consumer habits as a result of stay-at-home orders and similar consumer restrictions. During that time, RSI experienced increased player activity that has continued to remain strong even after many of these orders were lifted. COVID-19 has also had a direct impact on sports betting due to the rescheduling, reconfiguring, suspension, postponement and cancellation of major sports seasons and sporting events. The suspension of sports seasons and sporting events reduced RSI’s customers’ use of, and spending on, RSI’s sports betting offerings. Primarily starting in the third quarter and continuing into the fourth quarter of 2020, most major professional sports leagues resumed their activities. The return of major sports and sporting events, as well as the unique and concentrated sports calendar, generated significant customer interest and activity in the Company’s sports betting offerings. However, sports seasons and calendars continue to remain uncertain and could be further suspended, cancelled or rescheduled due to additional COVID-19 outbreaks.

The Company’s revenues vary based on sports seasons and sporting events, among other things, and cancellations, suspensions or alterations resulting from COVID-19 have the potential to adversely affect our revenue, possibly materially. However, the Company’s online casino offerings do not rely on sports seasons and sporting events, and as such, they may partially offset this adverse impact on revenue.

The ultimate impact of COVID-19 and the related restrictions on consumer behavior is currently unknown.  A significant or prolonged decrease in consumer spending on entertainment or leisure activities would likely have an adverse effect on demand for RSI offerings, reducing cash flows and revenues, thus materially harming the business, financial condition and results of operations. In addition, a recurrence of COVID-19 cases or an emergence of additional variants or strains could cause other widespread or more severe impacts depending on where infection rates are highest. As steps taken to mitigate the spread of COVID-19 have necessitated a shift away from a traditional office environment for many employees, the Company has business continuity programs in place to ensure that employees are safe, and that the business continues to function with minimal disruptions to normal work operations while employees work remotely. The Company will continue to monitor developments relating to disruptions and uncertainties caused by COVID-19.

1. Description of Business

Rush Street Interactive, Inc. is a holding company organized under the laws of the State of Delaware and, through its main operating subsidiary, Rush Street Interactive, LP and its subsidiaries (collectively, “RSILP”), is a leading online gaming company that provides online casino and sports betting in the U.S. and Latin America markets. Rush Street Interactive, Inc. and its subsidiaries (including RSILP) are collectively referred to as “RSI” or the “Company." The Company is headquartered in Chicago, IL.

Prior to the Reorganization (see Reorganization section below), RSILP was formed in the State of Delaware originally as Rush Street Interactive, LLC (“RSI LLC”) in March 2012. In December 2019, RSI LLC converted to a Delaware limited partnership.

RSI launched its first social gaming website in 2015 and began accepting real-money bets in the United States in 2016. The Company establishes and utilizes subsidiaries, usually in the form of limited liability companies, to facilitate its operations in primarily jurisdictions where the Company is licensed to operate. Currently, RSI offers a combination of real-money online casino and sports betting, retail sports betting and retail sports services in the nine U.S. states as outlined in the table below.

		Online Sports	Retail Sports
U.S. State	Online Casino	Betting	Betting
Colorado		P
Illinois		P	P
Indiana		P	P
Iowa		P
Michigan	P	P	P
Pennsylvania	P	P	P
New Jersey	P	P
New York			P
Virginia		P

In addition, in 2018, RSI became the first U.S.-based online gaming operator to launch in Colombia, which was an early adopting Latin American country to legalize and regulate online casino and sports betting. Currently, the Company offers both online casino and online sports betting in Colombia.

Reorganization

On December 29, 2020, dMY Technology Group, Inc. (“dMY”), a special purpose acquisition company incorporated in Delaware on September 27, 2019, completed the acquisition of certain units of RSILP pursuant to a Business Combination Agreement, dated as of July 27, 2020 (as amended and restated on October 9, 2020, as further amended on December 4, 2020), (the “Business Combination Agreement”), between RSILP, the sellers set forth on the signature pages thereto (collectively, the “Sellers” and each, a “Seller”), dMY Sponsor, LLC, a Delaware limited liability company (the “Sponsor”), and Rush Street Interactive GP, LLC, a Delaware limited liability company, in its capacity as the Sellers’ Representative (in such capacity, the “Sellers’ Representative”).

In connection with the closing of the Business Combination Agreement (the “Closing”), and collectively with the other transactions described in the Business Combination Agreement, (the “Business Combination”), the Company was reorganized  in an umbrella partnership-C corporation (or “Up-C structure”), in which substantially all of the assets of the combined company are held by RSILP and its subsidiaries, and Rush Street Interactive, Inc.'s only assets are its equity interests in RSILP (which are held indirectly through wholly-owned subsidiaries of the Company– RSI ASLP, Inc. (the “Special Limited Partner”) and RSI GP, LLC (“RSI GP”), which is the general partner of RSILP). As of the Closing, the Company owned, indirectly through the Special Limited Partner, approximately 23.1% of the Common Units of RSILP (“RSILP Units”) and controls RSILP through RSI GP, and the Sellers, owned approximately 76.9% of the RSILP Units and control the Company through the ownership of the Class V Common Stock (as defined below). Upon consummation of the Business Combination, dMY changed its name to “Rush Street Interactive, Inc.” See Note 4 for additional discussion related to the Business Combination.

Impact of COVID-19

The COVID-19 pandemic has adversely impacted global commercial activity, disrupted supply chains and contributed to significant volatility in financial markets. In 2020, the COVID-19 pandemic adversely impacted many different industries. The ongoing COVID-19 pandemic could have a continued material adverse impact on economic and market conditions and trigger a period of global economic slowdown. The rapid development and fluidity of this situation precludes any prediction as to the extent and the duration of the impact of COVID-19. The COVID-19 pandemic therefore presents material uncertainty and risk with respect to the Company and its performance and could affect its financial results in a materially adverse way.

The COVID-19 pandemic has significantly impacted RSI. The direct impact, beyond disruptions in normal business operations, is primarily through the change in consumer habits as a result of stay-at-home orders and similar consumer restrictions. During that time, RSI experienced increased player activity that has continued to remain strong even after many of these orders were lifted. COVID-19 has also had a direct impact on sports betting due to the rescheduling, reconfiguring, suspension, postponement and cancellation of major sports seasons and sporting events. The suspension of sports seasons and sporting events reduced RSI’s customers’ use of, and spending on, our sports betting offerings. Primarily starting in the third quarter and continuing into the fourth quarter of 2020, most major professional sports leagues resumed their activities. The return of major sports and sporting events, as well as the unique and concentrated sports calendar, generated significant customer interest and activity in the Company’s sports betting offerings. However, sports seasons and calendars continue to remain uncertain and could be further suspended, cancelled or rescheduled due to additional COVID-19 outbreaks.

The Company’s revenues vary based on sports seasons and sporting events, among other things, and cancellations, suspensions or alterations resulting from COVID-19 have the potential to adversely affect our revenue, possibly materially. However, the Company’s online casino offerings do not rely on sports seasons and sporting events, and as such, they may partially offset this adverse impact on revenue.

The ultimate impact of COVID-19 and the related restrictions on consumer behavior is currently unknown.  A significant or prolonged decrease in consumer spending on entertainment or leisure activities would likely have an adverse effect on demand for RSI offerings, reducing cash flows and revenues, thus materially harming the business, financial condition and results of operations. In addition, a recurrence of COVID-19 cases or an emergence of additional variants or strains could cause other widespread or more severe impacts depending on where infection rates are highest. As steps taken to mitigate the spread of COVID-19 have necessitated a shift away from a traditional office environment for many employees, the Company has business continuity programs in place to ensure that employees are safe, and that the business continues to function with minimal disruptions to normal work operations while employees work remotely. The Company will continue to monitor developments relating to disruptions and uncertainties caused by COVID-19.